Leases - Lease Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	$ 8	$ 10
Finance lease cost:
Amortization	2	14
Interest	32	34
Variable lease cost	19	20
Total lease cost	$ 61	$ 78